Contingencies, Commitments and Guarantees - Summary of Future Unconditional Purchase Obligations (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	$ 922
Not later than one year [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	300
Later than one year and not later than two years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	219
Later than two years and not later than three years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	180
Later than three years and not later than four years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	160
Later than four years and not later than five years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	62
Later than five years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	$ 1